Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table presents amounts received from other related parties for management fees and dividends net of contributions paid for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
Management fees and other	$11,781	$11,074	$14,418
Dividends	13,325	10,933	34,245
Contributions	(12,548)	(4,509)	(23,102)
	$12,558	$17,498	$25,561